Derivative financial instruments - Notional amounts and fair values of derivatives outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total derivative assets
Derivative assets	$ 96,299	$ 16,909
Total derivative liabilities
Derivative liabilities	1,325	71,197
Not Designated as Hedging Instrument | Interest rate swaps
Total derivative assets
Derivative assets, notional amount	200,000	0
Derivative assets	106	0
Total derivative liabilities
Derivative liabilities, notional amount	0	500,000
Derivative liabilities	0	6,627
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	1,292,000	2,703,500
Derivative assets	46,779	14,203
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,347,000	0
Derivative assets	13,278	0
Total derivative liabilities
Derivative liabilities, notional amount	924,000	2,616,000
Derivative liabilities	1,325	64,570
Designated as Hedging Instrument | Interest rate caps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	675,000	475,000
Derivative assets	$ 36,136	$ 2,706